Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Warrant Liabilities [Abstract]
Summary of assumptions used in connection with the valuation of warrants issued
	December 31, 2014	Exercised during 2015	June 30, 2015

Number of shares underlying the warrants	4,723,357	1,679,286	3,044,071
Exercise price	$0.61	$0.61	$0.61
Volatility	128%	117% – 119%	117%
Risk-free interest rate	1.38%	0.81% – 1.06%	1.06%
Expected dividend yield	0	0	0
Expected warrant life (years)	3.5	3.01 – 3.33	2.99
Stock Price	$0.98	$1.69 – 2.22	$2.35

	Initial Measurement June 25, 2013	December 31, 2013	January 22, 2014	August 19, 2014	December 31, 2014

Number of shares underlying the warrants	5,416,851	5,309,438	5,309,438	5,059,438	4,723,357
Exercise price	$1.65	$1.65	$1.65	$1.65	$0.61
Volatility	140%	135%	135%	130%	128%
Risk-free interest rate	1.49%	1.75%	1.30%	1.25%	1.38%
Expected dividend yield	0	0	0	0	0
Expected warrant life (years)	5.0	4.5	4.4	3.9	3.5
Stock Price	$0.96	$1.80	$2.29	$2.05	$0.98

Summary of fair value measurements using significant unobservable inputs (Level 3)
	December 31, 2014	Decrease from Warrants Exercised in 2015	Increase in Fair Value	June 30, 2015
Warrant liability	$3,789,562	$(2,543,117)	$4,955,110	$6,201,555

	December 31, 2013	Decrease from Warrants Exercised in 2014	Decrease in Fair Value	December 31, 2014
Warrant liability	$8,281,247	$(1,055,490)	$(3,436,195)	$3,789,562

	Initial Measurement June 25, 2013	Decrease from Warrants Exercised in 2013	Increase in Fair Value	December 31, 2013
Warrant liability	$4,827,788	$(201,311)	$3,654,770	$8,281,247